Provisions for other liabilities and charges - Discount rates and sensitivity analysis (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Nigerian entities
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	19.90%	11.10%
IHS Cameroon S.A.
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	9.40%	7.80%
IHS Cote d Ivoire S.A.
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	5.90%	5.90%
IHS Zambia Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	17.60%	14.00%
IHS South Africa Proprietary Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	9.20%	11.00%
IHS Rwanda Limited
Disclosure of other provisions [line items]
Discount rate used in provisions calculation		13.50%
Brazilian entities
Disclosure of other provisions [line items]
Discount rate used in provisions calculation	16.00%	14.00%